OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 83	$ 45
Prepaid expenses	768	700
Rent and motor leasing deposits	32	31
Others	225	53
Total other accounts receivable and prepaid expenses	$ 1,108	$ 829